STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
We have stock-based compensation plans under which we annually grant stock option, restricted stock, restricted stock unit (RSU) and performance stock unit (PSU) awards to key managers and directors. Exercise prices on options granted have been, and continue to be, set equal to the market price of the underlying shares on the date of the grant. Since September 2002, the key manager stock option awards granted are vested after three years and have a 10-year life. The key manager stock option awards granted from July 1998 through August 2002 vested after three years and have a 15-year life. Key managers can elect to receive up to 50% of the value of their option award in RSUs. Key manager RSUs are vested and settled in shares of common stock five years from the grant date. The awards provided to the Company's directors are in the form of restricted stock and RSUs. In addition to our key manager and director grants, we make other minor stock option and RSU grants to employees for which the terms are not substantially different. In 2011, we implemented a performance stock program (PSP) and granted PSUs to senior level executives. Under this program, the number of PSUs that will vest three years after the respective grant date is based on the Company's performance relative to pre-established performance goals during that three year period.
A total of 180 million shares of common stock were authorized for issuance under stock-based compensation plans approved by shareholders in 2003 and 2009. The number of shares available for award under the 2009 plan includes the shares previously authorized but not awarded under the shareholder approved plan in 2001 and the shares available for issuance under a plan approved by Gillette shareholders in 2004. A total of 122 million shares remain available for grant under the 2003 and 2009 plans.
Total stock-based compensation expense for stock option grants was $358, $417 and $460 for 2011, 2010 and 2009, respectively. Total compensation cost for restricted stock, RSUs and PSUs was $56, $36 and $56 in 2011, 2010 and 2009, respectively. The total income tax benefit recognized in the income statement for stock options, restricted stock, RSUs and PSUs was $117, $118 and $137 in 2011, 2010 and 2009, respectively.
In calculating the compensation expense for stock options granted, we utilize a binomial lattice-based valuation model. Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2011	2010	2009
Interest rate	0.3-3.7%	0.3-4.0%	0.7-3.8%
Weighted average interest rate	3.4%	3.7%	3.6%
Dividend yield	2.4%	2.2%	2.0%
Expected volatility	14-18%	15-20%	18-34%
Weighted average volatility	16%	18%	21%
Expected life in years	8.8	8.8	8.7

Lattice-based option valuation models incorporate ranges of assumptions for inputs and those ranges are disclosed in the preceding table. Expected volatilities are based on a combination of historical volatility of our stock and implied volatilities of call options on our stock. We use historical data to estimate option exercise and employee termination patterns within the valuation model. The expected life of options granted is derived from the output of the option valuation model and represents the average period of time that options granted are expected to be outstanding. The interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant.
A summary of options outstanding under the plans as of June 30, 2011, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	364,971	$50.16
Granted	29,141	62.85
Exercised	(29,065)	42.55
Canceled	(1,873)	57.81
OUTSTANDING, END OF YEAR	363,174	51.75	5.3	$4,398
EXERCISABLE	271,096	49.69	4.2	3,837

The weighted average grant-date fair value of options granted was $11.09, $13.47 and $11.67 per share in 2011, 2010 and 2009, respectively. The total intrinsic value of options exercised was $628, $342 and $434 in 2011, 2010 and 2009, respectively. The total grant-date fair value of options that vested during 2011, 2010 and 2009 was $445, $563 and $537, respectively. We have no specific policy to repurchase common shares to mitigate the dilutive impact of options; however, we have historically made adequate discretionary purchases, based on cash availability, market trends and other factors, to satisfy stock option exercise activity.
At June 30, 2011, there was $372 of compensation cost that has not yet been recognized related to stock option grants. That cost is expected to be recognized over a remaining weighted average period of 1.8 years. At June 30, 2011, there was $98 of compensation cost that has not yet been recognized related to restricted stock, RSUs and PSUs. That cost is expected to be recognized over a remaining weighted average period of 3.0 years.
Cash received from options exercised was $1,237, $703 and $639 in 2011, 2010 and 2009, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled $188, $89 and $146 in 2011, 2010 and 2009, respectively.